Employee Retirement Plans	12 Months Ended
Dec. 31, 2020
Compensation Related Costs [Abstract]
EMPLOYEE RETIREMENT PLANS
19.	EMPLOYEE RETIREMENT PLANS

The Company sponsors a 401(k) defined contribution retirement plan for the benefit of its employees, substantially all of whom are eligible to participate after meeting minimum qualifying requirements. Contributions to the plan are at the discretion of the Company. For the years ended December 31, 2020 and 2019, the Company contributed $1.2 million and $1.0 million to the plan, respectively.